Summary of Significant Accounting Policies - Vessels and Equipment (Details) $ in Millions	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($) vessel	Dec. 31, 2023 USD ($)	Dec. 31, 2025 vessel	Dec. 31, 2025 lease
Stonepeak Transaction [Line Items]
Depreciation of vessels and equipment	$ 123.0	$ 113.4	$ 102.2
Interest costs capitalized to vessels and equipment	14.6	$ 14.6	$ 13.1
Number of vessels		15		16	2
Useful life of vessels 35years [Domain]
Stonepeak Transaction [Line Items]
Hypothetical impairment costs based on previous accounting policy	8.8
Hypothetical net income increase (decrease)	10.7
Hypothetical Accumulated Depreciation, Depletion and Amortization, Property, Plant and Equipment, Period Increase (Decrease)	19.5
Useful life of vessels 25years [Domain]
Stonepeak Transaction [Line Items]
Hypothetical Accumulated Depreciation, Depletion and Amortization, Property, Plant and Equipment, Period Increase (Decrease)	$ 11.3
NGL segment
Stonepeak Transaction [Line Items]
Estimated useful life in years	30 years
Liquefied Natural Gas
Stonepeak Transaction [Line Items]
Estimated useful life in years	35 years
Steam LNG carriers
Stonepeak Transaction [Line Items]
Estimated useful life in years	25 years	25 years
Number of vessels | vessel		7		7
RG II vessels
Stonepeak Transaction [Line Items]
Estimated useful life in years	20 years
Number of vessels | vessel				3
Minimum | Dry-docking Activity
Stonepeak Transaction [Line Items]
Estimated useful life in years	2 years 6 months
Maximum | Dry-docking Activity
Stonepeak Transaction [Line Items]
Estimated useful life in years	5 years